Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

On an ongoing basis, the Company’s management evaluates estimates, including those related to intangible assets and goodwill, tax assets and liabilities, fair values of stock-based awards, inventory write-offs, warranty provision, allowance for credit loss and provision for rebates and returns. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in United States dollars
b.	Financial statements in United States dollars:

Most of the revenues of the Company and its subsidiaries are denominated in U.S. dollars. The U.S. dollars is the primary currency of the economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the U.S. dollars. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification (“ASC”) No. 830 “Foreign Currency Matters”. Changes in currency exchange rates between the Company’s functional currency and the currency in which a transaction is denominated are included in the Company’s results of operations as financial income, net in the period in which the currency exchange rates change.

In the years 2019 and 2020, functional currency of the Company’s subsidiary in Germany was the Euro, all amounts on the balance sheets have been translated into U.S. dollars using the exchange rates in effect on the relevant balance sheets dates. All amounts in the statements of operations have been translated into U.S. dollars using the exchange rate on the respective dates on which those elements are recognized. The resulting translation adjustments were reported as a component of accumulated other comprehensive income in shareholders’ equity. Management conducted a review of the functional currency of the German subsidiary and decided to change its functional currency to the U.S. dollars from the Euro effective January 1, 2021. These changes were based on an assessment by Company’s management that the U.S. dollars is the primary currency of the economic environment in which the German subsidiary operates.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions, including profits from intercompany sales have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.
Short-term bank deposits
e.	Short-term bank deposits:
Short-term bank deposits are deposits with an original maturity of more than three months but less than one year from the date of acquisition.
Marketable securities
f.	Marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC 320, “Investments - Debt and Equity Securities”. Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such determinations at each balance sheet date. The Company classifies its marketable securities as either short-term or long-term based on each instrument’s underlying contractual maturity date and the entity’s expectations of sales and redemptions in the following year.

The Company classifies all of its marketable securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive income (loss)” in shareholders’ equity. Realized gains and losses on sales of marketable securities are included in financial income, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of marketable securities is adjusted for amortization of premium and accretion of discount to maturity, both of which, together with interest, are included in financial income, net.

In 2020 the Company adopted ASU 2016-13, Topic 326 “Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments” which modifies the other than temporary impairment model for available for sale debt securities. The guidance requires the Company to determine whether a decline in fair value below the amortized cost basis of an available for sale debt security is due to credit related factors or noncredit related factors. A credit related impairment should be recognized as an allowance on the balance sheet with a corresponding adjustment to earnings, however, if the Company intends to sell an impaired available for sale debt security or more likely than not would be required to sell such a security before recovering its amortized cost basis, the entire impairment amount would be recognized in earnings with a corresponding adjustment to the security’s amortized cost basis.

The Company did not recognize an allowance for credit losses on marketable securities as the expected losses were not material for the years ended December 31, 2021 and 2020. No impairment was recorded for the year ended December 31, 2019.

Inventories
g.	Inventories:

Inventories are measured at the lower of cost or net realizable value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Inventory write-off is measured as the difference between the cost of the inventory and net realizable value and is charged to the cost of sales.

Cost of inventories is determined as follows:

Raw materials and components - on the basis of weighted average cost.

Finished products - on the basis of average costs of materials, and other direct manufacturing cost.

Inventory write-offs have been provided to cover risks arising from slow-moving items, technological obsolescence and excess inventories according to revenue forecasts.

During the years ended December 31, 2021, 2020 and 2019, the Company recorded inventory write offs in a total amount of $4,909, $5,000 and $2,624, respectively.

Property, plant and equipment
h.	Property, plant and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and accumulated impairment losses. Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Office furniture and equipment	7 - 20
Computer and peripheral equipment	33
Machinery and equipment	7 - 33
Leasehold improvements	(*)
Building and land	(**)

(*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

(**)	Building and land consist of land and a new ink manufacturing plant. In September 2019, the Company purchased the land which includes long-term leasehold rights, with a lease term of 98 years. As of December 31, 2021, the ink manufacturing plant is under construction. Depreciation of the manufacturing plant will begin upon completion of its construction.

Business combinations
i.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, “Business Combinations” (“ASC No. 805”). ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. The excess of the fair value of the purchase price over the fair values of the identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Acquisition related costs are expensed in the statement of operations in the period incurred.

Goodwill and other intangible assets
j.	Goodwill and other intangible assets:

Goodwill reflects the excess of the purchase price of a business acquired over the fair value of net assets acquired. Under ASC No. 350, “Intangibles – Goodwill and other” (“ASC No. 350”), goodwill is not amortized but is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Company has elected to perform an annual impairment test of goodwill as of December 31 of each year, or more frequently if impairment indicators are present.

The Company operates in one operating segment and this segment comprises the only reporting unit. The goodwill impairment test is performed according to the following principles:

1.	An initial qualitative assessment may be performed to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount.
2.	If the Company concludes it is more likely than not that the fair value of the reporting unit is less than its carrying amount, a quantitative fair value test is performed. An impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized.

During the years ended December 31, 2021, 2020 and 2019, no impairment of goodwill was identified.

Acquired identifiable finite-lived intangible assets are amortized on a straight-line basis or accelerated method over the estimated useful lives of the assets. The basis of amortization approximates the pattern in which the assets are utilized, over their estimated useful lives. The Company routinely reviews the remaining estimated useful lives of finite-lived intangible assets. In case the Company reduces the estimated useful life for any asset, the remaining unamortized balance is amortized or depreciated over the revised estimated useful life.

k.	Impairment of long-lived assets and intangible assets subject to amortization:

Property, plant and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, “Accounting for the Impairment or Disposal of Long-Lived Assets”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

During the years ended December 31, 2021, 2020 and 2019, no impairment losses were recorded.

l.	Revenue recognition:

The Company generates revenues from sales of systems, consumables and services. The Company generates revenues from sale of its products directly to end-users and indirectly through independent distributors, all of whom are considered end-users.

The Company recognizes revenues in accordance with ASC No. 606, “Revenue from Contracts with Customers”. As such, the Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive in revenue. Therefore, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when, or as, the Company satisfies a performance obligation.

Revenues from products, which consist of systems and consumables, are recognized at the point of time when control has transferred, in accordance with the agreed-upon delivery terms. Revenues from services are derived mainly from the sale of print heads, spare parts, upgrade kits, sale of service contracts and software subscriptions. The Company’s revenues from print heads, spare parts and upgrade kits revenues (collectively “Spare parts”) are recognized at the point of time when control has transferred, in accordance with the agreed-upon delivery terms. Service contracts and software subscriptions are recognized over time, on a straight-line basis, over the period of the service.

For multiple performance obligations arrangements, such as selling a system with service contract, installation and training, the Company accounts for each performance obligation separately as it is distinct. The transaction price is allocated to each distinct performance obligation on a relative standalone selling price (“SSP”) basis and revenue is recognized for each performance obligation when control has passed. In most cases, the Company can establish SSP based on the observable prices of services sold separately in comparable circumstances to similar customers and for products based on the Company’s best estimates of the price at which the Company would have sold the product regularly on a stand-alone basis. The Company reassesses the SSP on a periodic basis or when facts and circumstances change.

The Company does not account for training and installation as a separate performance obligation due to its immateriality in the context of its contracts. Accordingly, revenues from training and installation are recognized upon the delivery of its systems.

The Company periodically provides customer incentive programs in the form of product discounts, volume-based rebates and warrants (see also note 10g), which are accounted for as a variable consideration that are deducted from revenue in the period in which the revenue is recognized. These reductions to revenue are made based upon reasonable and reliable estimates that are determined according to historical experience and the specific terms and conditions of the incentive.

Although, in general, the Company does not grant rights of return, there are certain instances where such rights are granted. The Company maintains a provision for returns which is estimated, based primarily on historical experience as well as management judgment, and is recorded as a reduction of revenue. Such provision amounted to $2,178 and $1,759 as of December 31, 2021 and 2020, respectively and is included in accrued expenses and other current liabilities in the consolidated balance sheets.

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities amounted to $5,564 and $27,156 as of December 31, 2021 and 2020, respectively and are presented under deferred revenues and advances from customers and other long-term liabilities. During the year ended December 31, 2021, the Company recognized revenues in an amount of $26,248 which have been included in the contract liabilities on January 1, 2021.

In cases where the Company’s customers trade in old systems as part of sales of new systems, the fair value of the old systems is recorded as inventory, provided that such value can be determined.

Revenue disaggregated by revenue source consists of the following:

	Year ended December 31,
	2021	2020	2019

Systems	$181,445	$87,769	$91,353
Ink and consumables	101,192	77,149	65,241
Service - spare parts	21,936	17,521	16,884
Service contracts and software subscriptions	17,433	10,892	6,388

Total revenue	$322,006	$193,331	$179,866

The following table presents revenue disaggregated by geography based on customer location:

	Year ended December 31,
	2021	2020	2019

US	$211,294	$124,375	$100,457
EMEA	78,686	45,859	48,810
Asia Pacific	23,341	14,211	22,101
Other	8,685	8,886	8,498

Total revenue	$322,006	$193,331	$179,866

Sales by the Company’s distributors accounted for approximately 13%,14% and 30% of 2021 and 2020 and 2019 revenues, respectively.

Remaining performance obligations represents contracted revenues that have not yet been recognized, which includes deferred revenues and non-cancelable contracts that will be invoiced and recognized as revenue in future periods. The Company elected to apply the optional exemption under paragraph 606-10-50-14(a) not to disclose the remaining performance obligations that relate to contracts with an original expected duration of one year or less for which deferred revenues have not been recorded yet.

The following table represents the remaining performance obligations as of December 31, 2021, which are expected to be satisfied and recognized in future periods:

	2022	2023	2024 and thereafter

Service contracts and software subscriptions	$6,542	$493	$7

m.	Shipping and Handling:

Shipping and handling fees charged to the Company’s customers are recognized as revenue in the period shipped and the related costs for providing these services are recorded as a cost of revenue. Revenues from shipping in the years ended December 31, 2021, 2020 and 2019 were $3,985, $3,450 and $1,639, respectively.

n.	Cost of revenues:

Cost of revenues is comprised mainly of cost of systems and ink production, employees’ salaries and related costs, allocated overhead expenses, import taxes, inventory write offs, royalties and shipping and handling fees.

o.	Warranty costs:

The Company typically provides assurance type warranty for six months on its systems including parts and labor. A provision is recorded for estimated warranty costs at the time revenues are recognized based on historical warranty costs and management’s estimates. Factors that affect the Company’s warranty liability include the number of systems, historical rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts thereof as necessary.

The following are the changes in the liability for product warranty from January 1, 2020 to December 31, 2021:

Balance at January 1, 2020	$1,614

Provision for warranties issued during the year	3,287
Reduction for payments and costs to satisfy claims	(3,251)

Balance at December 31, 2020	$1,650

Provision for warranties issued during the year	8,897
Reduction for payments and costs to satisfy claims	(5,935)

Balance at December 31, 2021	$4,612

p.	Research and development expenses, net:

Research and development expenses, net of government grants, are charged to the statement of operations, as incurred, except for development expenses which are capitalized as described in note 2q.

q.	Internal use software:

The Company capitalizes qualifying costs incurred during the application development stage related to software developed for internal use. These costs are capitalized based on qualifying criteria. Such costs are amortized over the software’s estimated life of three years. Costs incurred to develop software applications consist of (a) certain external direct costs of materials and services incurred in developing or obtaining internal-use computer software, and (b) payroll and payroll-related costs for employees who are directly associated with, and who devote time to, the development or implementation of the software. Capitalized internal-use software costs are included in intangibles assets, net in the consolidated balance sheet.

r.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, “Compensation - Stock Compensation” (“ASC No. 718”) that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the award is recognized as an expense over the requisite service periods in the Company’s consolidated statement of operations.

The Company selected the binomial option pricing model as the most appropriate fair value method for its stock options awards with the following assumptions for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019

Suboptimal exercise multiple	2.5	1.5	1.0-1.5
Risk free interest rate	0.09% -1.36%	0.1%-0.5%	1.5%-2.7%
Volatility	58.49%-42.57%	52%	47%-48%
Dividend yield	0%	0%	0%

The expected volatility is derived from the volatility of the Company’s share price based upon actual historical stock price movements. The computation of the suboptimal exercise multiple is derived from empirical studies, based on those studies, the early exercise factor of public companies is approximately 150% for managers and 100% for other employees. The interest rate for the period within the contractual life of the award is based on the U.S. Treasury Bills yield curve in effect at the time of grant. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The fair value of each restricted stock unit (“RSU”) including performance based RSUs is the market value of a single ordinary share of the Company, as determined based on the closing price of the Company’s ordinary shares on the date immediately prior to the day of grant.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight-line method, over the requisite service period of each of the awards. The Company recognizes forfeitures of awards as they occur.

s.	Derivatives and hedging:

The Company follows FASB ASC No. 815,“Derivatives and Hedging” which requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value. Accounting for changes in fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging transaction and further, on the type of hedging transaction. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. Due to the Company’s global operations, it is exposed to foreign currency exchange rate fluctuations in the normal course of its business.

The Company uses derivative financial instruments, specifically foreign currency forward and option contracts, to manage exposure to foreign currency risks, by hedging a portion of the Company’s forecasted payroll and related expenses denominated in New Israeli Shekels that it expects to incur within a year. The effect of exchange rate changes on foreign currency hedging contracts is expected to partially offset the effect of exchange rate changes on the underlying hedged item.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains or losses from contracts that were not designated as hedging instruments are recognized in “financial income, net”.

The Company measured the fair value of these contracts in accordance with ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC No. 820”), and they were classified as level 2 of the fair value hierarchy.

1.	Derivative instruments notional amounts:

The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:

	December 31,
	2021	2020
Cash flow hedge	$12,303	$-

2.	Derivative instrument outstanding:

Impairment of long-lived assets and intangible assets subject to amortization
k.	Impairment of long-lived assets and intangible assets subject to amortization:

Property, plant and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, “Accounting for the Impairment or Disposal of Long-Lived Assets”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

During the years ended December 31, 2021, 2020 and 2019, no impairment losses were recorded.

Revenue recognition
l.	Revenue recognition:

The Company generates revenues from sales of systems, consumables and services. The Company generates revenues from sale of its products directly to end-users and indirectly through independent distributors, all of whom are considered end-users.

The Company recognizes revenues in accordance with ASC No. 606, “Revenue from Contracts with Customers”. As such, the Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive in revenue. Therefore, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when, or as, the Company satisfies a performance obligation.

Revenues from products, which consist of systems and consumables, are recognized at the point of time when control has transferred, in accordance with the agreed-upon delivery terms. Revenues from services are derived mainly from the sale of print heads, spare parts, upgrade kits, sale of service contracts and software subscriptions. The Company’s revenues from print heads, spare parts and upgrade kits revenues (collectively “Spare parts”) are recognized at the point of time when control has transferred, in accordance with the agreed-upon delivery terms. Service contracts and software subscriptions are recognized over time, on a straight-line basis, over the period of the service.

For multiple performance obligations arrangements, such as selling a system with service contract, installation and training, the Company accounts for each performance obligation separately as it is distinct. The transaction price is allocated to each distinct performance obligation on a relative standalone selling price (“SSP”) basis and revenue is recognized for each performance obligation when control has passed. In most cases, the Company can establish SSP based on the observable prices of services sold separately in comparable circumstances to similar customers and for products based on the Company’s best estimates of the price at which the Company would have sold the product regularly on a stand-alone basis. The Company reassesses the SSP on a periodic basis or when facts and circumstances change.

The Company does not account for training and installation as a separate performance obligation due to its immateriality in the context of its contracts. Accordingly, revenues from training and installation are recognized upon the delivery of its systems.

The Company periodically provides customer incentive programs in the form of product discounts, volume-based rebates and warrants (see also note 10g), which are accounted for as a variable consideration that are deducted from revenue in the period in which the revenue is recognized. These reductions to revenue are made based upon reasonable and reliable estimates that are determined according to historical experience and the specific terms and conditions of the incentive.

Although, in general, the Company does not grant rights of return, there are certain instances where such rights are granted. The Company maintains a provision for returns which is estimated, based primarily on historical experience as well as management judgment, and is recorded as a reduction of revenue. Such provision amounted to $2,178 and $1,759 as of December 31, 2021 and 2020, respectively and is included in accrued expenses and other current liabilities in the consolidated balance sheets.

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities amounted to $5,564 and $27,156 as of December 31, 2021 and 2020, respectively and are presented under deferred revenues and advances from customers and other long-term liabilities. During the year ended December 31, 2021, the Company recognized revenues in an amount of $26,248 which have been included in the contract liabilities on January 1, 2021.

In cases where the Company’s customers trade in old systems as part of sales of new systems, the fair value of the old systems is recorded as inventory, provided that such value can be determined.

Revenue disaggregated by revenue source consists of the following:

	Year ended December 31,
	2021	2020	2019

Systems	$181,445	$87,769	$91,353
Ink and consumables	101,192	77,149	65,241
Service - spare parts	21,936	17,521	16,884
Service contracts and software subscriptions	17,433	10,892	6,388

Total revenue	$322,006	$193,331	$179,866

The following table presents revenue disaggregated by geography based on customer location:

	Year ended December 31,
	2021	2020	2019

US	$211,294	$124,375	$100,457
EMEA	78,686	45,859	48,810
Asia Pacific	23,341	14,211	22,101
Other	8,685	8,886	8,498

Total revenue	$322,006	$193,331	$179,866

Sales by the Company’s distributors accounted for approximately 13%,14% and 30% of 2021 and 2020 and 2019 revenues, respectively.

Remaining performance obligations represents contracted revenues that have not yet been recognized, which includes deferred revenues and non-cancelable contracts that will be invoiced and recognized as revenue in future periods. The Company elected to apply the optional exemption under paragraph 606-10-50-14(a) not to disclose the remaining performance obligations that relate to contracts with an original expected duration of one year or less for which deferred revenues have not been recorded yet.

The following table represents the remaining performance obligations as of December 31, 2021, which are expected to be satisfied and recognized in future periods:

	2022	2023	2024 and thereafter

Service contracts and software subscriptions	$6,542	$493	$7

Shipping and Handling
m.	Shipping and Handling:

Shipping and handling fees charged to the Company’s customers are recognized as revenue in the period shipped and the related costs for providing these services are recorded as a cost of revenue. Revenues from shipping in the years ended December 31, 2021, 2020 and 2019 were $3,985, $3,450 and $1,639, respectively.

Cost of revenues
n.	Cost of revenues:

Cost of revenues is comprised mainly of cost of systems and ink production, employees’ salaries and related costs, allocated overhead expenses, import taxes, inventory write offs, royalties and shipping and handling fees.

Warranty costs
o.	Warranty costs:

The Company typically provides assurance type warranty for six months on its systems including parts and labor. A provision is recorded for estimated warranty costs at the time revenues are recognized based on historical warranty costs and management’s estimates. Factors that affect the Company’s warranty liability include the number of systems, historical rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts thereof as necessary.

The following are the changes in the liability for product warranty from January 1, 2020 to December 31, 2021:

Research and development expenses, net
p.	Research and development expenses, net:

Research and development expenses, net of government grants, are charged to the statement of operations, as incurred, except for development expenses which are capitalized as described in note 2q.

Internal use software
q.	Internal use software:

The Company capitalizes qualifying costs incurred during the application development stage related to software developed for internal use. These costs are capitalized based on qualifying criteria. Such costs are amortized over the software’s estimated life of three years. Costs incurred to develop software applications consist of (a) certain external direct costs of materials and services incurred in developing or obtaining internal-use computer software, and (b) payroll and payroll-related costs for employees who are directly associated with, and who devote time to, the development or implementation of the software. Capitalized internal-use software costs are included in intangibles assets, net in the consolidated balance sheet.

Accounting for share-based compensation
r.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, “Compensation - Stock Compensation” (“ASC No. 718”) that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the award is recognized as an expense over the requisite service periods in the Company’s consolidated statement of operations.

The Company selected the binomial option pricing model as the most appropriate fair value method for its stock options awards with the following assumptions for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019

Suboptimal exercise multiple	2.5	1.5	1.0-1.5
Risk free interest rate	0.09% -1.36%	0.1%-0.5%	1.5%-2.7%
Volatility	58.49%-42.57%	52%	47%-48%
Dividend yield	0%	0%	0%

The expected volatility is derived from the volatility of the Company’s share price based upon actual historical stock price movements. The computation of the suboptimal exercise multiple is derived from empirical studies, based on those studies, the early exercise factor of public companies is approximately 150% for managers and 100% for other employees. The interest rate for the period within the contractual life of the award is based on the U.S. Treasury Bills yield curve in effect at the time of grant. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The fair value of each restricted stock unit (“RSU”) including performance based RSUs is the market value of a single ordinary share of the Company, as determined based on the closing price of the Company’s ordinary shares on the date immediately prior to the day of grant.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight-line method, over the requisite service period of each of the awards. The Company recognizes forfeitures of awards as they occur.

Derivatives and hedging
s.	Derivatives and hedging:

The Company follows FASB ASC No. 815,“Derivatives and Hedging” which requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value. Accounting for changes in fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging transaction and further, on the type of hedging transaction. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. Due to the Company’s global operations, it is exposed to foreign currency exchange rate fluctuations in the normal course of its business.

The Company uses derivative financial instruments, specifically foreign currency forward and option contracts, to manage exposure to foreign currency risks, by hedging a portion of the Company’s forecasted payroll and related expenses denominated in New Israeli Shekels that it expects to incur within a year. The effect of exchange rate changes on foreign currency hedging contracts is expected to partially offset the effect of exchange rate changes on the underlying hedged item.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains or losses from contracts that were not designated as hedging instruments are recognized in “financial income, net”.

The Company measured the fair value of these contracts in accordance with ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC No. 820”), and they were classified as level 2 of the fair value hierarchy.

1.	Derivative instruments notional amounts:

The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:

	December 31,
	2021	2020
Cash flow hedge	$12,303	$-

2.	Derivative instrument outstanding:

As of December 31, 2021 and 2020, the fair value of the Company’s outstanding forward and option contracts amounted to $317 and $0, which are included within “Other accounts receivable and prepaid expenses” on the balance sheets.

3.	Derivative instrument gains and losses

The Company’s outstanding derivatives designated as cash flow hedging instruments and their related gains and losses, are reported in the statement of cash flows as cash flows from operating activities.

The maximum length of time over which the Company hedges its exposure to the variability in future cash flows for forecasted transactions is less than 12 months.

t.	Advertising:

Advertising costs are charged to operations as incurred and were $2,691, $2,273 and $1,981 for the years ended December 31, 2021, 2020 and 2019, respectively.

u.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC No. 740, “Income Taxes” (“ASC No. 740”). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized. Deferred tax assets and liabilities are classified as non-current assets and liabilities, respectively.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits on its taxes on income.

v.	Concentrations of credit risks:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities, foreign exchange contracts and trade receivables.

The majority of the Company’s and its subsidiaries’ cash and cash equivalents, bank deposits and marketable securities are invested in major banks in Israel and the U.S. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that they bear a lower risk.

The Company attempts to limit its exposure to interest rate risk by investing in securities with maturities of less than four years; however, the Company may be unable to successfully limit its risk to interest rate fluctuations. At any time, a sharp rise in interest rates could have a material adverse impact on the fair value of its investment portfolio. Conversely, declines in interest rates could have a material favorable impact on the fair value of its investment portfolio. Increases or decreases in interest rates could have a material impact on interest earnings related to new investments during the period.

The trade receivables of the Company and its subsidiaries are mainly derived from sales to customers located in the United States, Europe and Asia Pacific. The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require letters of credit from its customers, other collaterals or additional guarantees. The allowance for credit loss is based on the Company’s assessment of historical collection experience, customer creditworthiness, and current and future economic and market conditions. The Company regularly reviews the adequacy of the allowance for credit loss based on a combination of factors, including an assessment of the current customer’s aging balance, the nature and size of the customer and the financial status of the customer. Accounts receivable deemed uncollectable are charged against the allowance for credit loss when identified. The allowance of credit loss as of December 31, 2021 was immaterial.

w.	Transfers of financial assets:

ASC 860 “Transfers and Servicing”, (“ASC 860”), establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company’s arrangements are such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale. The transfers of financial assets are typically performed by the factoring of receivables to two financial institutions.

For the year ended December 31, 2021, the Company sold trade receivables to two financial institutions in a total net amount of $1,387. Control and risk of those trade receivables were fully transferred in accordance with ASC 860. During the year ended December 31, 2021, the Company recorded an aggregate amount of $66 as financial expenses related to its factoring arrangements.

x.	Severance pay:

The Company’s employees in Israel have subscribed to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”). Pursuant to Section 14, the Company’s employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company’s balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company’s liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one-month salary for each year of employment or a portion thereof. The Company’s liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset with other assets on the Company’s balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Severance expenses for the years ended December 31, 2021, 2020 and 2019 were $2,895, $2,250 and $1,808 respectively.

y.	Fair value of financial instruments:

The Company applies ASC No. 820 Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e.
Advertising
t.	Advertising:
Advertising costs are charged to operations as incurred and were $2,691, $2,273 and $1,981 for the years ended December 31, 2021, 2020 and 2019, respectively.
Income taxes
u.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC No. 740, “Income Taxes” (“ASC No. 740”). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized. Deferred tax assets and liabilities are classified as non-current assets and liabilities, respectively.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits on its taxes on income.

Concentrations of credit risks
v.	Concentrations of credit risks:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities, foreign exchange contracts and trade receivables.

The majority of the Company’s and its subsidiaries’ cash and cash equivalents, bank deposits and marketable securities are invested in major banks in Israel and the U.S. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that they bear a lower risk.

The Company attempts to limit its exposure to interest rate risk by investing in securities with maturities of less than four years; however, the Company may be unable to successfully limit its risk to interest rate fluctuations. At any time, a sharp rise in interest rates could have a material adverse impact on the fair value of its investment portfolio. Conversely, declines in interest rates could have a material favorable impact on the fair value of its investment portfolio. Increases or decreases in interest rates could have a material impact on interest earnings related to new investments during the period.

The trade receivables of the Company and its subsidiaries are mainly derived from sales to customers located in the United States, Europe and Asia Pacific. The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require letters of credit from its customers, other collaterals or additional guarantees. The allowance for credit loss is based on the Company’s assessment of historical collection experience, customer creditworthiness, and current and future economic and market conditions. The Company regularly reviews the adequacy of the allowance for credit loss based on a combination of factors, including an assessment of the current customer’s aging balance, the nature and size of the customer and the financial status of the customer. Accounts receivable deemed uncollectable are charged against the allowance for credit loss when identified. The allowance of credit loss as of December 31, 2021 was immaterial.

Transfers of financial assets
w.	Transfers of financial assets:

ASC 860 “Transfers and Servicing”, (“ASC 860”), establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company’s arrangements are such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale. The transfers of financial assets are typically performed by the factoring of receivables to two financial institutions.

For the year ended December 31, 2021, the Company sold trade receivables to two financial institutions in a total net amount of $1,387. Control and risk of those trade receivables were fully transferred in accordance with ASC 860. During the year ended December 31, 2021, the Company recorded an aggregate amount of $66 as financial expenses related to its factoring arrangements.

Severance pay
x.	Severance pay:

The Company’s employees in Israel have subscribed to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”). Pursuant to Section 14, the Company’s employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company’s balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company’s liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one-month salary for each year of employment or a portion thereof. The Company’s liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset with other assets on the Company’s balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Severance expenses for the years ended December 31, 2021, 2020 and 2019 were $2,895, $2,250 and $1,808 respectively.

Fair value of financial instruments
y.	Fair value of financial instruments:

The Company applies ASC No. 820 Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC No. 820 establishes a hierarchy for inputs used in measuring fair value that maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Valuations based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amount of cash, cash equivalents, short term bank deposits, trade receivables, other accounts receivable, trade payables and other accounts payable and accrued expenses approximates their fair value due to the short-term maturities of such instruments.

The Company measures its marketable securities and foreign currency derivative instruments at fair value. Marketable securities and foreign currency derivative instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Comprehensive income
z.	Comprehensive income:

The Company accounts for comprehensive income in accordance with FASB ASC No. 220, “Comprehensive Income.” Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses on hedging derivative instruments, unrealized gains and losses on marketable securities and unrealized gain and losses from foreign currency translation adjustments.

Basic and diluted earnings per share
aa.	Basic and diluted earnings per share:

Basic earnings No. 260, “Earnings Per Share” is computed based on the weighted average number of ordinary shares outstanding during each period. Diluted earnings per share is computed based on the weighted average number of ordinary shares outstanding during each period, plus dilutive potential ordinary shares considered outstanding during the period, in accordance with the relevant ASC.

The total number of shares related to the outstanding options and RSU’s excluded from the calculation of diluted earnings per share due to their anti-dilutive effect was 5,005, 20,443 and 536,359 for the years ended December 31, 2021, 2020 and 2019, respectively.

New accounting pronouncement, not yet adopted
bb.	New accounting pronouncement, not yet adopted

In November 2021, the FASB issued ASU 2021-10, ASC Topic 832 “Disclosures by Business Entities about Government Assistance”. That standard requires the following annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy: (1) Information about the nature of the transactions and the related accounting policy used to account for the transactions (2) The line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item, and (3) Significant terms and conditions of the transactions, including commitments and contingencies. The standard will become effective for fiscal years beginning after December 15, 2021. The Company does not expect this ASU to have a material effect, if any, on its consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, ASC Topic 805 “Business Combinations”. This standard creates an exception to the general recognition and measurement principle for contract assets and contract liabilities from contracts with customers acquired in a business combination. Under this exception, an acquirer applies ASC 606, Revenue from Contracts with Customers, to recognize and measure contract assets and contract liabilities on the acquisition date. ASC 805 generally requires the acquirer in a business combination to recognize and measure the assets it acquires and the liabilities it assumes at fair value on the acquisition date. The standard will become effective for fiscal years beginning after December 15, 2022. The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements.